Shareholders’ equity	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Shareholders’ equity

6. Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

Subsequent to the end of the reporting period of March 31, 2024, on May 1, 2024, the Company’s board of directors approved an amendment to the Company’s articles of incorporation to effect a 1-for-4 reverse stock split (“reverse split”) of the Company’s common shares, deferred share units (DSU), stock options and warrants outstanding as of the effective date. Accordingly, all common shares, DSU, stock options, warrants and per share amounts in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The reverse split was effected in the markets on May 3, 2024.

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,213,969	293,410
	-	-
Balance – March 31, 2024	1,213,969	293,410

Share-based compensation

During the three months ended March 31, 2024, the Company granted nil (2023 – 3,500) stock options and nil (2023 – nil) deferred share units under the Long-Term Incentive Plan. The compensation expense for the three months ended March 31, 2024, was $8 (2023 – $17) recognized over the vesting period. Option activity for the three months ended March 31, 2024, and 2023, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2023	13,350	50.04
Forfeited	(167)	42.04
Balance – March 31, 2024	13,183	50.14

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2022	10,508	80.20
Granted	3,500	15.00
Balance – March 31, 2023	14,008	63.91

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2024, and for the three months ended March 31, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)